Investments in associates and joint ventures (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Banco Rci Brasil Sa Current Company Name Of Rci Brasil Leasing [Member] | Jointly Controlled By Banco Santander [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	Banco RCI Brasil S.A.
Activity	Bank
Country	Brazil
Participation	39.89%	39.89%	39.89%
Estruturadora Brasileira De Projetos S A [Member] | Jointly Controlled By Banco Santander [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	Estruturadora Brasileira de Projetos S.A. - EBP
Activity	Other Activities
Country	Brazil
Participation	11.11%	11.11%	11.11%
Gestora De Inteligencia De Credito [Member] | Jointly Controlled By Banco Santander [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	Gestora de Inteligência de Crédito
Activity	Credit Bureau
Country	Brazil
Participation	15.56%	19.45%	20.00%
Campo Grande Empreendimentos [Member] | Jointly Controlled By Banco Santander [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	Campo Grande Empreendimentos
Activity	Other Activities
Country	Brazil
Participation	0.00%	25.32%	25.32%
Santander Auto S A [Member] | Jointly Controlled By Banco Santander [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	Santander Auto S.A.
Activity	Other Activities
Country	Brazil
Participation	50.00%	50.00%	50.00%
Cip S A [Member] | Jointly Controlled By Banco Santander [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	CIP S.A
Activity	Other Activities
Country	Brazil
Participation	17.87%	0.00%	0.00%
Webmotors S [Member] | Jointly Controlled By Santander Sa Servios Tcnicos Administrativos De Corretagem De Seguros Santander Servios [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	Webmotors S.A.
Activity	Other Activities
Country	Brazil
Participation	70.00%	70.00%	70.00%
Tecnologia Bancria Sa Tecban [Member] | Jointly Controlled By Santander Sa Servios Tcnicos Administrativos De Corretagem De Seguros Santander Servios [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	Tecnologia Bancária S.A. - TECBAN
Activity	Other Activities
Country	Brazil
Participation	18.98%	18.98%	18.98%
Hyundai Corretora De Seguros [Member] | Jointly Controlled By Santander Sa Servios Tcnicos Administrativos De Corretagem De Seguros Santander Servios [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	Hyundai Corretora de Seguros
Activity	Insurance Broker
Country	Brazil
Participation	50.00%	50.00%	50.00%
P S A Corretora De Segurose Servicos Ltda [Member] | Jointly Controlled By Santander Sa Servios Tcnicos Administrativos De Corretagem De Seguros Santander Servios [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	PSA Corretora de Seguros e Serviços Ltda.
Activity	Insurance Broker
Country	Brazil
Participation	50.00%	50.00%	50.00%
C S D Central De Servicos De Registroe Deposito Aos Mercados Financeiro E De Capitais S A [Member] | Jointly Controlled By Santander Sa Servios Tcnicos Administrativos De Corretagem De Seguros Santander Servios [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	CSD Central de Serviços de Registro e Depósito aos Mercados Financeiro e de Capitais S.A
Activity	Insurance Broker
Country	Brazil
Participation	20.00%	0.00%	0.00%
Solutions 4 Fleet [Member] | Jointly Controlled By Aymore C F I [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	Solution 4 Fleet
Activity	Other Activities
Country	Brazil
Participation	80.00%	80.00%	0.00%